Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock Predecessor	Preferred Stock Successor	Preferred Stock	Common Stock Predecessor	Common Stock Successor	Common Stock	Additional Paid-in Capital Predecessor	Additional Paid-in Capital Successor	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit) Predecessor	Retained Earnings (Accumulated Deficit) Successor	Retained Earnings (Accumulated Deficit)	Predecessor	Successor	Total
Balance, (pre-Business Combination) at Dec. 31, 2023										$ 9,981,396			$ 9,981,396
Balance, (pre-Business Combination) (in shares) at Dec. 31, 2023
Contributions										3,024,242			3,024,242
Distributions										(6,686,808)			(6,686,808)
Net income (loss)										143,407			143,407
Balance at Feb. 07, 2024										$ 6,462,237	$ 6,462,237		$ 6,462,237	$ 6,462,237
Balance (in shares) at Feb. 07, 2024
Contributions											81,452			81,452
Distributions											(8,015,429)			(8,015,429)
Net income (loss)											5,506,904			5,506,904
Impact of push down accounting											6,661,694			6,661,694
Balance at Dec. 31, 2024											10,696,858	$ 10,696,858		10,696,858	$ 10,696,858
Balance (in shares) at Dec. 31, 2024
Contributions												296,085			296,085
Distributions												(744,000)			(744,000)
Net income (loss)												488,778			488,778
Balance at Mar. 31, 2025												10,737,721			10,737,721
Balance (in shares) at Mar. 31, 2025
Balance, (pre-Business Combination) at Dec. 31, 2024											10,696,858	10,696,858		10,696,858	10,696,858
Balance, (pre-Business Combination) (in shares) at Dec. 31, 2024
Contributions											3,889,834			3,889,834
Distributions											(5,891,980)			(5,891,980)
Net income (loss)											(835,431)			(835,431)
Balance at Dec. 31, 2025											$ 7,859,281	7,859,281		$ 7,859,281	7,859,281
Balance (in shares) at Dec. 31, 2025
Net income (loss)												(273,198)			(273,198)
Recapitalization: One Blockchain members’ equity into BlockchAIn common stock						$ 3,323			7,855,958			7,859,281
Recapitalization: One Blockchain members’ equity into BlockchAIn common stock (in shares)						33,225,888
Shares issued to SGN stockholders						$ 322			18,940,194						18,940,516
Shares issued to SGN stockholders (in shares)						3,215,576
Maxim Group advisory shares						$ 120			650,522						650,642
Maxim Group advisory shares (in shares)						1,204,669
Balance at Mar. 31, 2026						$ 3,765			$ 27,446,674			$ (273,198)			$ 27,177,241
Balance (in shares) at Mar. 31, 2026						37,646,133